RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

The amount due from related parties of $31,232 as of December 31, 2019 consists of (i) trade receivable of $13,930 for development services provided to Roserock, the Company's 49% owned affiliate, (ii) cash funding of $16 to Pilipinas Newton Energy Corp, the Company's 40% owned affiliate, (iii) $17,284 receivable for solar power products sold to ET Solutions South Africa 1 Pty , the Company’s 49% owned affiliate. (iv) $2 receivable for asset management service provided to Canadian Solar Infrastructure Fund, Inc., the Company's 14.66% owned affiliate. No amount was due as of December 31, 2019.

The amount due to related parties of $10,077 as of December 31, 2019 consists of (i) a trade payable of $7,884 due to Suzhou iSilver Materials Co., Ltd., the Company’s 15% owned affiliate, for raw materials purchased, (ii) payable for equipment purchase of $2,138 to Suzhou Kzone Equipment Technology Co., Ltd, the Company's 32% owned affiliate obtained in September 2017, and (iii) payable of $55 for material purchased from Luoyang Jiwa New Material Technology Co., Ltd., the Company's 25% owned affiliate.

Related party transactions

Guarantees and loans

Dr. Shawn Qu, fully guaranteed one-year loan facilities from Chinese commercial banks of RMB1,346 million ($206 million), RMB1,270 million ($185 million) and RMB1,420 million ($204 million) in 2017, 2018 and 2019, respectively. Amounts drawn down under the facilities as at December 31, 2017, 2018 and 2019 were $135,225, $155,956 and $82,937 respectively.

The Company granted 77,289, 83,805 and 26,691 restricted share units to Dr. Shawn Qu in 2017, 2018 and 2019, respectively, on account of his having guaranteed these loan facilities.

Sales and purchase contracts with affiliates

In 2019, the Company sold three solar power projects to CSIF, the Company’s 14.66% owned affiliate in Japan, in the amount of JPY 5,889,000 ($53,874) recorded in revenue.

In 2018, the Company sold 5 solar power projects to CSIF, the Company's 14.66% owned affiliate in Japan, in the amount of JPY12,276,404 ($109,597) recorded in revenue, and JPY89,238 ($836) recorded in other operating income, respectively.

In 2017, The Company sold 13 solar power projects to CSIF, the Company’s 14.66% owned affiliate in Japan, in the amount of JPY18,426,754 ($163,155) recorded in revenue and JPY3,148,648 ($27,879) recorded in other operating income, respectively.

In 2017, 2018 and 2019, the Company provided asset management service to CSIF in the amount of JPY303,772 ($2,699), JPY247,341($2,210) and JPY 281,094 ($2,573), respectively.

In 2017, 2018 and 2019, the Company provided O&M service to CSIF in the amount of JPY32,119 ($285), JPY122,529 ($1,105) and JPY 223,598 ($2,052), respectively.

20. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

In 2018 and 2019, the Company sold solar power products to ET Solutions South Africa 1 Pty, the Company's 49% owned affiliate in South Africa in the amount of RMB45,407 ($6,859) and ZAR586,832 ($40,970), respectively.

In 2017, the Company sold solar power products to Gaochuangte in the amount of RMB11,352 ($1,648), before Gaochuangte became the Company’s 80% owned subsidiary.

In 2017, 2018 and 2019, the Company purchased raw materials from Suzhou iSilver Materials Co., Ltd , the Company’s 14.63% owned affiliate in China, in the amount of RMB331,958 ($49,113), RMB512,154 ($74,490) and RMB 350,590 ($50,359), respectively.

In 2018 and 2019, the Company purchased equipment from Suzhou Kzone Equipment Technology Co., Ltd, the Company’s 32% owned affiliate in China, in the amount of RMB41,635 ($6,056) and RMB 61,174 ($8,787), respectively.

In 2017, the Company incurred costs of RMB44,271 ($6,430), to Gaochuangte for EPC services related to the Company's solar power projects, respectively. These amounts were recorded in project assets.